Loans and Allowance for Credit Losses, Loans by Loan to Value Ratio, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
High Value Properties, Threshold	$ 1
Loans by Loan to Value [Abstract]
Loans	967,604	[1]	$ 916,559	[1]	$ 862,551	$ 822,286	$ 798,351
Residential Mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	321,816		326,873
Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	305,762		307,614
Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	275,579		273,869		265,386	258,507	249,912
Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	259,561		254,679
Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	46,237		53,004		59,717	65,950	75,503
Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	46,201		52,935
Credit Card Receivable [Member]
Loans by Loan to Value [Abstract]
Loans	36,700		34,039		31,119	26,882	24,651
Credit Card Receivable [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	36,700		34,039
Automobile Loan [Member]
Loans by Loan to Value [Abstract]
Loans	62,286		59,966		55,740	50,808	45,998
Automobile Loan [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	62,286		59,966
Consumer Loan [Member]
Loans by Loan to Value [Abstract]
Loans	40,266		39,098		$ 35,763	$ 43,049	$ 42,473
Consumer Loan [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	40,266		39,098
PCI Loans Carrying Value [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	16,731		19,971
Current-29 DPD and still accruing	16,731		19,971
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	16,018		19,190
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	36		69
PCI Loans Carrying Value [Member] | Residential Mortgage [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	16,054		19,259
PCI Loans Carrying Value [Member] | Credit Card Receivable [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Automobile Loan [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Consumer Loan [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	0		0
LTV 0-60% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	137,894		125,363
LTV 0-60% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	121,430		109,558
LTV 0-60% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	16,464		15,805
LTV 60.01-80% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	116,988		108,584
LTV 60.01-80% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	101,726		92,005
LTV 60.01-80% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	15,262		16,579
LTV 80.01-100% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	24,560		34,150
LTV 80.01-100% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	15,795		22,765
LTV 80.01-100% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	8,765		11,385
LTV 100.01-120% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	6,233		10,025
LTV 100.01-120% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	2,644		4,480
LTV 100.01-120% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	3,589		5,545
LTV greater than 120% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	2,679		5,116
LTV greater than 120% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	1,066		2,065
LTV greater than 120% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	1,613		3,051
No LTV/CLTV available [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	1,803		2,023
No LTV/CLTV available [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	1,295		1,453
No LTV/CLTV available [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	508		570
Government Insured Or Guaranteed [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	15,605		22,353
Government Insured Or Guaranteed [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	15,605		22,353
Government Insured Or Guaranteed [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	$ 0		$ 0

[1]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.